Shareholders' Capital - Common Shares at an Average Price (Details) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2022 CAD ($) shares
Number of Common Shares
Vesting of share awards (in shares) | shares	13,069	5,007
Amount
Beginning balance	$ 3,030,417	$ 2,211,329
Issued on corporate acquisition	1,347,751
Vesting of share awards	16,237	3,159
Repurchase of common shares for cancellation	(221,932)	(158,977)
Ending balance	$ 3,825,087	$ 3,030,417
Shareholders’ capital
Number of Common Shares
Beginning balance (in shares) | shares	544,930	564,213
Issued on corporate acquisition (in shares) | shares	311,370
Vesting of share awards (in shares) | shares	5,892	5,035
Common shares repurchased and cancelled (in shares) | shares	(40,511)	(24,318)
Ending balance (in shares) | shares	821,681	544,930
Amount
Beginning balance	$ 5,499,664	$ 5,736,593
Issued on corporate acquisition	1,326,435
Vesting of share awards		8,501
Repurchase of common shares for cancellation	(325,039)	(245,430)
Ending balance	$ 6,527,289	$ 5,499,664